Property and Equipment, Net - Schedule of Property and Equipment Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment Net [Line Items]
Cost	$ 393	$ 374
Less - accumulated depreciation	326	244
Total property and equipment, net	67	130
Computers and Software [Member]
Schedule of Property and Equipment Net [Line Items]
Cost	245	230
Furniture and Leasehold Improvements [Member]
Schedule of Property and Equipment Net [Line Items]
Cost	38	38
Electronic Equipment [Member]
Schedule of Property and Equipment Net [Line Items]
Cost	22	20
Machines and Molds [Member]
Schedule of Property and Equipment Net [Line Items]
Cost	$ 88	$ 86